RISKS AND UNCERTAINTIES (Details Narrative)	3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 USD ($) shares
Concentration Risk [Line Items]
Translated exchange rates	6.355		6.355	6.355		6.553		7.08
Revenue and expenses translated average exchange rates			6.442	6.442	6.779	6.78	6.78	6.94
Outstanding borrowings			$ 157,354	¥ 1,000,000		$ 152,607
Assets, fair value						0
Liabilities, fair value						0
Allowance for doubtful accounts						0
Write downs for obsolete finished goods						0		$ 0
Impairment loss on goodwill								475,003
Impairment of long-lived assets						$ 0		$ 0
Potentially dilutive ordinary shares | shares						0	0	0
Effective federal statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Deferred tax benefit						$ 0		$ 0
U.S. Tax Reform [Member]
Concentration Risk [Line Items]
Effective federal statutory tax rate						21.00%	21.00%
Income tax examination, description						The U.S. Tax Reform modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017	The U.S. Tax Reform modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017
People's Republic of China [Member]
Concentration Risk [Line Items]
Effective federal statutory tax rate			25.00%	25.00%		25.00%	25.00%	25.00%
RMB [Member]
Concentration Risk [Line Items]
Outstanding borrowings | ¥							¥ 1,000,000
Minimum [Member]
Concentration Risk [Line Items]
Line of credit facility, interest rate			4.84%	4.84%		4.84%	4.84%
Maximum [Member]
Concentration Risk [Line Items]
Line of credit facility, interest rate			6.96%	6.96%		6.96%	6.96%
Two Customers [Member] | Garment Segment and Epidemic Prevention Supplies Segment [Member]
Concentration Risk [Line Items]
Percentage of sales						57.40%	57.40%
Two Customers [Member] | Minimum [Member] | Garment Segment and Epidemic Prevention Supplies Segment [Member]
Concentration Risk [Line Items]
Percentage of sales						10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Single Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.00%	10.00%	10.00%
Revenue performance obligations percentage			24.80%	24.80%